Gain on divestment of an equity investee (Details) $ in Millions					12 Months Ended
	Sep. 28, 2021 USD ($)	Sep. 23, 2021 USD ($)	Jun. 15, 2021 USD ($)	May 13, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jun. 15, 2021 HKD ($)
Equity method investment
Dividend receivables, current					$ 46,387,000		$ 26,246,000
Due to related parties under other payables, accruals and advance receipts
Equity method investment
Future brand liability					1,538,000		1,538,000
Other non-current liabilities
Equity method investment
Future brand liability					9,766,000		8,716,000
Hutchison Whampoa Enterprises Limited
Equity method investment
Annual payment of royalty for usage of brand			$ 1,500,000					$ 12
Aggregate amount of royalty for usage of brand			$ 15,400,000					$ 120
Future brand liability	$ 12,700,000
Useful life			10 years
HBYS
Equity method investment
Cash consideration	$ 159,100,000				159,118,000
Dividends declared		$ 59,700,000		$ 46,500,000	106,159,000	$ 20,756,000
Dividend receivables, current					$ 46,400,000		$ 26,200,000